Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues	$ 423,688	$ 368,986
Oil and gas interests, net	7,470	7,223
Goodwill	138,312	142,690	125,750
Oil and gas
Segment Reporting Information [Line Items]
Revenues	4,854	5,121
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	4,900	5,100
Oil and gas interests, net	7,500	7,200
Goodwill